Intangible Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets/Goodwill [Abstract]
Amortization expenses	$ 12,565	$ 10,715	$ 9,093